Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Notes payable, fair value	$ 726,554	$ 557,007
Contingently redeemable preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Contingently redeemable preferred stock, shares authorized (in shares)	2,000,000,000	2,000,000,000
Contingently redeemable preferred stock, shares issued (in shares)	0	10,826,000
Contingently redeemable preferred stock, shares outstanding (in shares)	0	10,826,000
Contingently redeemable preferred stock, total liquidation preference	$ 0	$ 45,164
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	10,000,000,000	10,000,000,000
Common stock, shares issued (in shares)	353,481,000	271,576,000
Common stock, shares outstanding (in shares)	353,481,000	271,576,000